Pensions and other post-employment benefits - Benefit Payments (Details) € in Millions	Dec. 31, 2020 EUR (€)
2021
Benefits
Estimated future benefit payments	€ 1,797
2022
Benefits
Estimated future benefit payments	1,612
2023
Benefits
Estimated future benefit payments	1,602
2024
Benefits
Estimated future benefit payments	1,489
2025
Benefits
Estimated future benefit payments	1,433
2025-2029
Benefits
Estimated future benefit payments	6,440
United States
Benefits
Estimated direct benefit payments	97
Pension Management | 2021
Benefits
Estimated future benefit payments	1,061
Pension Management | 2022
Benefits
Estimated future benefit payments	941
Pension Management | 2023
Benefits
Estimated future benefit payments	900
Pension Management | 2024
Benefits
Estimated future benefit payments	860
Pension Management | 2025
Benefits
Estimated future benefit payments	819
Pension Management | 2025-2029
Benefits
Estimated future benefit payments	3,526
Pension Occupational | 2021
Benefits
Estimated future benefit payments	264
Pension Occupational | 2022
Benefits
Estimated future benefit payments	224
Pension Occupational | 2023
Benefits
Estimated future benefit payments	212
Pension Occupational | 2024
Benefits
Estimated future benefit payments	199
Pension Occupational | 2025
Benefits
Estimated future benefit payments	187
Pension Occupational | 2025-2029
Benefits
Estimated future benefit payments	761
Pension Supplemental plans | 2021
Benefits
Estimated future benefit payments	23
Pension Supplemental plans | 2022
Benefits
Estimated future benefit payments	23
Pension Supplemental plans | 2023
Benefits
Estimated future benefit payments	22
Pension Supplemental plans | 2024
Benefits
Estimated future benefit payments	22
Pension Supplemental plans | 2025
Benefits
Estimated future benefit payments	21
Pension Supplemental plans | 2025-2029
Benefits
Estimated future benefit payments	97
Post-employment Formerly union represented | 2021
Benefits
Estimated future benefit payments	111
Post-employment Formerly union represented | 2022
Benefits
Estimated future benefit payments	101
Post-employment Formerly union represented | 2023
Benefits
Estimated future benefit payments	87
Post-employment Formerly union represented | 2024
Benefits
Estimated future benefit payments	73
Post-employment Formerly union represented | 2025
Benefits
Estimated future benefit payments	63
Post-employment Formerly union represented | 2025-2029
Benefits
Estimated future benefit payments	298
Non-union representation | 2021
Benefits
Estimated future benefit payments	50
Non-union representation | 2022
Benefits
Estimated future benefit payments	51
Non-union representation | 2023
Benefits
Estimated future benefit payments	52
Non-union representation | 2024
Benefits
Estimated future benefit payments	52
Non-union representation | 2025
Benefits
Estimated future benefit payments	53
Non-union representation | 2025-2029
Benefits
Estimated future benefit payments	269
Other countries, excluding US | 2021
Benefits
Estimated future benefit payments	288
Other countries, excluding US | 2022
Benefits
Estimated future benefit payments	272
Other countries, excluding US | 2023
Benefits
Estimated future benefit payments	329
Other countries, excluding US | 2024
Benefits
Estimated future benefit payments	283
Other countries, excluding US | 2025
Benefits
Estimated future benefit payments	290
Other countries, excluding US | 2025-2029
Benefits
Estimated future benefit payments	€ 1,489